Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings (Loss) Per Share
Net loss	$ (598,437)	$ (2,098)	$ (791,989)	$ (85,743)	$ 116,929	$ (343,985)	$ (150,097)
Preferred Dividend	(669)	(4,806)	(800)	(7,426)	(10,378)	(15,589)	(6,500)
Net loss attributable to shareholders	(599,106)	(6,904)	(792,789)	(93,169)	106,551	(359,574)	(156,597)
Participating securities - Series A Preferred Stock					(35,696)
Participating securities - Non-vested Restricted Stock					(3,584)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (599,106)	$ (6,904)	$ (792,789)	$ (93,169)	$ 67,271	$ (359,574)	$ (156,597)
Weighted average shares outstanding	6,774,000	6,645,000	6,750,000	6,622,000	6,644,000	6,576,000	5,997,000
Basic and diluted income (loss) per share	$ (88.44)	$ (1.04)	$ (117.45)	$ (14.07)	$ 10.13	$ (54.70)	$ (26.11)
Series A Preferred Stock
Earnings (Loss) Per Share
Participating securities - Series A Preferred Stock					$ (35,696)
Preferred stock, shares outstanding	325,000		325,000		325,000	325,000